EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)(4)(5)			Assets That Were Repurchased or Replaced (3)(6)			Assets Pending Repurchase or Replacement (within cure period) (3)(7)			Demand in Dispute (3)(8)			Demand Withdrawn (3)(9)			Demand Rejected (3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	LONG BEACH MORTGAGE COMPANY	8349	$1,016,526,321	100%	8349	$995,706,225	6176.43%	0	$0	0.00%	0	$0	0.00%	8349	$995,706,225	6176.43%	0	$0	0.00%	0	$0	0.00%
TOTAL			8349	$1,016,526,321	100%	8349	$995,706,225	6176.43%	0	$0	0.00%	0	$0	0.00%	8349	$995,706,225	6176.43%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	LONG BEACH MORTGAGE COMPANY	6183	$741,710,531	100%	6183	$725,345,086	4505.80%	0	$0	0.00%	0	$0	0.00%	6183	$725,345,086	4505.80%	0	$0	0.00%	0	$0	0.00%
TOTAL			6183	$741,710,531	100%	6183	$725,345,086	4505.80%	0	$0	0.00%	0	$0	0.00%	6183	$725,345,086	4505.80%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	LONG BEACH MORTGAGE COMPANY	11419	$1,596,487,794	100%	11419	$1,559,793,677	4477.19%	0	$0	0.00%	0	$0	0.00%	11419	$1,559,793,677	4477.19%	0	$0	0.00%	0	$0	0.00%
TOTAL			11419	$1,596,487,794	100%	11419	$1,559,793,677	4477.19%	0	$0	0.00%	0	$0	0.00%	11419	$1,559,793,677	4477.19%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	LONG BEACH MORTGAGE COMPANY	7097	$1,023,677,633	100%	7097	$999,168,464	4726.10%	0	$0	0.00%	0	$0	0.00%	7097	$999,168,464	4726.10%	0	$0	0.00%	0	$0	0.00%
TOTAL			7097	$1,023,677,633	100%	7097	$999,168,464	4726.10%	0	$0	0.00%	0	$0	0.00%	7097	$999,168,464	4726.10%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	LONG BEACH MORTGAGE COMPANY	14231	$1,508,000,000	100%	14231	$1,981,996,382	4349.01%	0	$0	0.00%	0	$0	0.00%	14231	$1,981,996,382	4349.01%	0	$0	0.00%	0	$0	0.00%
TOTAL			14231	$1,508,000,000	100%	14231	$1,981,996,382	4349.01%	0	$0	0.00%	0	$0	0.00%	14231	$1,981,996,382	4349.01%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	LONG BEACH MORTGAGE COMPANY	10169	$1,617,564,857	100%	10169	$1,578,938,158	4613.89%	0	$0	0.00%	0	$0	0.00%	10169	$1,578,938,158	4613.89%	0	$0	0.00%	0	$0	0.00%
TOTAL			10169	$1,617,564,857	100%	10169	$1,578,938,158	4613.89%	0	$0	0.00%	0	$0	0.00%	10169	$1,578,938,158	4613.89%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	LONG BEACH MORTGAGE COMPANY	6742	$1,002,007,280	100%	6742	$992,358,479	4248.05%	0	$0	0.00%	0	$0	0.00%	6742	$992,358,479	4248.05%	0	$0	0.00%	0	$0	0.00%
TOTAL			6742	$1,002,007,280	100%	6742	$992,358,479	4248.05%	0	$0	0.00%	0	$0	0.00%	6742	$992,358,479	4248.05%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	LONG BEACH MORTGAGE COMPANY	6331	$1,007,550,998	100%	6331	$975,008,082	3313.69%	0	$0	0.00%	0	$0	0.00%	6331	$975,008,082	3313.69%	0	$0	0.00%	0	$0	0.00%
TOTAL			6331	$1,007,550,998	100%	6331	$975,008,082	3313.69%	0	$0	0.00%	0	$0	0.00%	6331	$975,008,082	3313.69%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	LONG BEACH MORTGAGE COMPANY	12382	$2,003,659,682	100%	12382	$1,936,784,653	3894.15%	0	$0	0.00%	0	$0	0.00%	12382	$1,936,784,653	3894.15%	0	$0	0.00%	0	$0	0.00%
TOTAL			12382	$2,003,659,682	100%	12382	$1,936,784,653	3894.15%	0	$0	0.00%	0	$0	0.00%	12382	$1,936,784,653	3894.15%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	LONG BEACH MORTGAGE COMPANY	5041	$927,853,522	100%	5041	$896,316,428	3521.42%	0	$0	0.00%	0	$0	0.00%	5041	$896,316,428	3521.42%	0	$0	0.00%	0	$0	0.00%
TOTAL			5041	$927,853,522	100%	5041	$896,316,428	3521.42%	0	$0	0.00%	0	$0	0.00%	5041	$896,316,428	3521.42%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	LONG BEACH MORTGAGE COMPANY	4188	$901,545,597	100%	4188	$873,798,854	3500.11%	0	$0	0.00%	0	$0	0.00%	4188	$873,798,854	3500.11%	0	$0	0.00%	0	$0	0.00%
TOTAL			4188	$901,545,597	100%	4188	$873,798,854	3500.11%	0	$0	0.00%	0	$0	0.00%	4188	$873,798,854	3500.11%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	LONG BEACH MORTGAGE COMPANY	11757	$2,209,103,240	100%	11757	$2,117,446,280	2603.08%	0	$0	0.00%	0	$0	0.00%	11757	$2,117,446,280	2603.08%	0	$0	0.00%	0	$0	0.00%
TOTAL			11757	$2,209,103,240	100%	11757	$2,117,446,280	2603.08%	0	$0	0.00%	0	$0	0.00%	11757	$2,117,446,280	2603.08%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	LONG BEACH MORTGAGE COMPANY	23364	$4,517,684,935	100%	23364	$4,307,557,785	2390.87%	0	$0	0.00%	0	$0	0.00%	23364	$4,307,557,785	2390.87%	0	$0	0.00%	0	$0	0.00%
TOTAL			23364	$4,517,684,935	100%	23364	$4,307,557,785	2390.87%	0	$0	0.00%	0	$0	0.00%	23364	$4,307,557,785	2390.87%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	LONG BEACH MORTGAGE COMPANY	8194	$1,523,305,466	100%	8194	$1,460,190,877	1859.63%	0	$0	0.00%	0	$0	0.00%	8194	$1,460,190,877	1859.63%	0	$0	0.00%	0	$0	0.00%
TOTAL			8194	$1,523,305,466	100%	8194	$1,460,190,877	1859.63%	0	$0	0.00%	0	$0	0.00%	8194	$1,460,190,877	1859.63%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	LONG BEACH MORTGAGE COMPANY	9976	$2,002,830,254	100%	9976	$1,917,307,274	1919.25%	0	$0	0.00%	0	$0	0.00%	9976	$1,917,307,274	1919.25%	0	$0	0.00%	0	$0	0.00%
TOTAL			9976	$2,002,830,254	100%	9976	$1,917,307,274	1919.25%	0	$0	0.00%	0	$0	0.00%	9976	$1,917,307,274	1919.25%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	LONG BEACH MORTGAGE COMPANY	13221	$2,724,537,099	100%	13221	$2,638,670,008	1994.41%	0	$0	0.00%	0	$0	0.00%	13221	$2,638,670,008	1994.41%	0	$0	0.00%	0	$0	0.00%
TOTAL			13221	$2,724,537,099	100%	13221	$2,638,670,008	1994.41%	0	$0	0.00%	0	$0	0.00%	13221	$2,638,670,008	1994.41%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	LONG BEACH MORTGAGE COMPANY	5052	$1,016,304,261	100%	5052	$980,352,936	1934.21%	0	$0	0.00%	0	$0	0.00%	5052	$980,352,936	1934.21%	0	$0	0.00%	0	$0	0.00%
TOTAL			5052	$1,016,304,261	100%	5052	$980,352,936	1934.21%	0	$0	0.00%	0	$0	0.00%	5052	$980,352,936	1934.21%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	LONG BEACH MORTGAGE COMPANY	5638	$1,105,106,536	100%	5638	$1,074,152,454	2003.67%	0	$0	0.00%	0	$0	0.00%	5638	$1,074,152,454	2003.67%	0	$0	0.00%	0	$0	0.00%
TOTAL			5638	$1,105,106,536	100%	5638	$1,074,152,454	2003.67%	0	$0	0.00%	0	$0	0.00%	5638	$1,074,152,454	2003.67%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	LONG BEACH MORTGAGE COMPANY	17236	$3,514,417,933	100%	17236	$3,414,966,537	1687.19%	0	$0	0.00%	0	$0	0.00%	17236	$3,414,966,537	1687.19%	0	$0	0.00%	0	$0	0.00%
TOTAL			17236	$3,514,417,933	100%	17236	$3,414,966,537	1687.19%	0	$0	0.00%	0	$0	0.00%	17236	$3,414,966,537	1687.19%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	LONG BEACH MORTGAGE COMPANY	12935	$2,504,784,085	100%	12935	$2,439,195,834	1639.59%	0	$0	0.00%	0	$0	0.00%	12935	$2,439,195,834	1639.59%	0	$0	0.00%	0	$0	0.00%
TOTAL			12935	$2,504,784,085	100%	12935	$2,439,195,834	1639.59%	0	$0	0.00%	0	$0	0.00%	12935	$2,439,195,834	1639.59%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	LONG BEACH MORTGAGE COMPANY	5937	$1,529,015,326	100%	5937	$1,489,195,165	1231.79%	0	$0	0.00%	0	$0	0.00%	5937	$1,489,195,165	1231.79%	0	$0	0.00%	0	$0	0.00%
TOTAL			5937	$1,529,015,326	100%	5937	$1,489,195,165	1231.79%	0	$0	0.00%	0	$0	0.00%	5937	$1,489,195,165	1231.79%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	LONG BEACH MORTGAGE COMPANY	16094	$2,974,479,513	100%	16094	$2,902,499,376	1514.48%	0	$0	0.00%	0	$0	0.00%	16094	$2,902,499,376	1514.48%	0	$0	0.00%	0	$0	0.00%
TOTAL			16094	$2,974,479,513	100%	16094	$2,902,499,376	1514.48%	0	$0	0.00%	0	$0	0.00%	16094	$2,902,499,376	1514.48%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	LONG BEACH MORTGAGE COMPANY	14075	$2,761,008,899	100%	14075	$2,681,170,688	1195.43%	0	$0	0.00%	0	$0	0.00%	14075	$2,681,170,688	1195.43%	0	$0	0.00%	0	$0	0.00%
TOTAL			14075	$2,761,008,899	100%	14075	$2,681,170,688	1195.43%	0	$0	0.00%	0	$0	0.00%	14075	$2,681,170,688	1195.43%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	LONG BEACH MORTGAGE COMPANY	9604	$2,194,745,157	100%	9604	$2,127,137,956	1007.31%	0	$0	0.00%	0	$0	0.00%	9604	$2,127,137,956	1007.31%	0	$0	0.00%	0	$0	0.00%
TOTAL			9604	$2,194,745,157	100%	9604	$2,127,137,956	1007.31%	0	$0	0.00%	0	$0	0.00%	9604	$2,127,137,956	1007.31%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	LONG BEACH MORTGAGE COMPANY	11375	$2,501,866,736	100%	11375	$2,423,008,593	798.87%	0	$0	0.00%	0	$0	0.00%	11375	$2,423,008,593	798.87%	0	$0	0.00%	0	$0	0.00%
TOTAL			11375	$2,501,866,736	100%	11375	$2,423,008,593	798.87%	0	$0	0.00%	0	$0	0.00%	11375	$2,423,008,593	798.87%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	4841	$1,033,338,946	100%	4841	$977,678,315	471.17%	0	$0	0.00%	0	$0	0.00%	4841	$977,678,315	471.17%	0	$0	0.00%	0	$0	0.00%
TOTAL			4841	$1,033,338,946	100%	4841	$977,678,315	471.17%	0	$0	0.00%	0	$0	0.00%	4841	$977,678,315	471.17%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6608	$1,532,272,816	100%	6608	$1,441,166,469	441.76%	0	$0	0.00%	0	$0	0.00%	6608	$1,441,166,469	441.76%	0	$0	0.00%	0	$0	0.00%
TOTAL			6608	$1,532,272,816	100%	6608	$1,441,166,469	441.76%	0	$0	0.00%	0	$0	0.00%	6608	$1,441,166,469	441.76%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	LONG BEACH MORTGAGE COMPANY	14914	$3,006,587,525	100%	14914	$2,912,607,761	829.88%	0	$0	0.00%	0	$0	0.00%	14914	$2,912,607,761	829.88%	0	$0	0.00%	0	$0	0.00%
TOTAL			14914	$3,006,587,525	100%	14914	$2,912,607,761	829.88%	0	$0	0.00%	0	$0	0.00%	14914	$2,912,607,761	829.88%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	LONG BEACH MORTGAGE COMPANY	8177	$1,750,539,307	100%	8177	$1,695,565,984	770.65%	0	$0	0.00%	0	$0	0.00%	8177	$1,695,565,984	770.65%	0	$0	0.00%	0	$0	0.00%
TOTAL			8177	$1,750,539,307	100%	8177	$1,695,565,984	770.65%	0	$0	0.00%	0	$0	0.00%	8177	$1,695,565,984	770.65%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	LONG BEACH MORTGAGE COMPANY	9947	$1,923,931,222	100%	9947	$1,858,602,655	726.24%	0	$0	0.00%	0	$0	0.00%	9947	$1,858,602,655	726.24%	0	$0	0.00%	0	$0	0.00%
TOTAL			9947	$1,923,931,222	100%	9947	$1,858,602,655	726.24%	0	$0	0.00%	0	$0	0.00%	9947	$1,858,602,655	726.24%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	LONG BEACH MORTGAGE COMPANY	9595	$1,925,965,129	100%	9595	$1,850,852,526	621.59%	0	$0	0.00%	0	$0	0.00%	9595	$1,850,852,526	621.59%	0	$0	0.00%	0	$0	0.00%
TOTAL			9595	$1,925,965,129	100%	9595	$1,850,852,526	621.59%	0	$0	0.00%	0	$0	0.00%	9595	$1,850,852,526	621.59%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7973	$1,696,308,794	100%	7973	$1,626,564,713	630.76%	0	$0	0.00%	0	$0	0.00%	7973	$1,626,564,713	630.76%	0	$0	0.00%	0	$0	0.00%
TOTAL			7973	$1,696,308,794	100%	7973	$1,626,564,713	630.76%	0	$0	0.00%	0	$0	0.00%	7973	$1,626,564,713	630.76%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7648	$1,632,830,233	100%	7648	$1,552,937,037	532.69%	0	$0	0.00%	0	$0	0.00%	7648	$1,552,937,037	532.69%	0	$0	0.00%	0	$0	0.00%
TOTAL			7648	$1,632,830,233	100%	7648	$1,552,937,037	532.69%	0	$0	0.00%	0	$0	0.00%	7648	$1,552,937,037	532.69%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6646	$1,418,910,068	100%	6646	$1,351,563,707	571.70%	0	$0	0.00%	0	$0	0.00%	6646	$1,351,563,707	571.70%	0	$0	0.00%	0	$0	0.00%
TOTAL			6646	$1,418,910,068	100%	6646	$1,351,563,707	571.70%	0	$0	0.00%	0	$0	0.00%	6646	$1,351,563,707	571.70%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7173	$1,563,345,085	100%	7173	$1,484,199,937	497.39%	0	$0	0.00%	0	$0	0.00%	7173	$1,484,199,937	497.39%	0	$0	0.00%	0	$0	0.00%
TOTAL			7173	$1,563,345,085	100%	7173	$1,484,199,937	497.39%	0	$0	0.00%	0	$0	0.00%	7173	$1,484,199,937	497.39%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	LONG BEACH MORTGAGE COMPANY	8568	$533,687,570	100%	8568	$523,830,701	4421.84%	0	$0	0.00%	0	$0	0.00%	8568	$523,830,701	4421.84%	0	$0	0.00%	0	$0	0.00%
TOTAL			8568	$533,687,570	100%	8568	$523,830,701	4421.84%	0	$0	0.00%	0	$0	0.00%	8568	$523,830,701	4421.84%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	LONG BEACH MORTGAGE COMPANY	9169	$1,907,889,166	100%	9169	$1,834,264,882	931.70%	0	$0	0.00%	0	$0	0.00%	9169	$1,834,264,882	931.70%	0	$0	0.00%	0	$0	0.00%
TOTAL			9169	$1,907,889,166	100%	9169	$1,834,264,882	931.70%	0	$0	0.00%	0	$0	0.00%	9169	$1,834,264,882	931.70%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	LONG BEACH MORTGAGE COMPANY	10374	$1,912,302,287	100%	10374	$1,850,430,759	970.65%	0	$0	0.00%	0	$0	0.00%	10374	$1,850,430,759	970.65%	0	$0	0.00%	0	$0	0.00%
TOTAL			10374	$1,912,302,287	100%	10374	$1,850,430,759	970.65%	0	$0	0.00%	0	$0	0.00%	10374	$1,850,430,759	970.65%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	LONG BEACH MORTGAGE COMPANY	10974	$1,921,482,693	100%	10974	$1,859,441,632	1017.46%	0	$0	0.00%	0	$0	0.00%	10974	$1,859,441,632	1017.46%	0	$0	0.00%	0	$0	0.00%
TOTAL			10974	$1,921,482,693	100%	10974	$1,859,441,632	1017.46%	0	$0	0.00%	0	$0	0.00%	10974	$1,859,441,632	1017.46%	0	$0	0.00%	0	$0	0.00%
GRAND TOTAL			379197	$70,185,164,496	100%	379197	$68,307,773,333	1193.22%	0	$0	0.00%	0	$0	0.00%	379197	$68,307,773,333	1193.22%	0	$0	0.00%	0	$0	0.00%

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(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.